UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-08245
                                                    ----------

                           Phoenix Equity Series Fund
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

                               56 Prospect Street
                               Hartford, CT 06115
               --------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                    PFPC Inc.
                              301 Bellevue Parkway
                              Wilmington, DE 19809
               --------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 302-791-3197
                                                           -------------

                    Date of fiscal year end: August 31, 2003
                                           -----------------

                    Date of reporting period: August 31, 2003
                                            -----------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

Annual Report

AUGUST 31, 2003


(LOGO)
OAKHURST(R)
[GRAPHIC OMITTED]

Phoenix-Oakhurst Growth & Income Fund

                                [GRAPHIC OMITTED]

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PHOENIX
INVESTMENT PARTNERS, LTD.
COMMITTED TO INVESTOR SUCCESS(SM)
[GRAPHIC OMITTED]

MESSAGE FROM THE CHAIRMAN

DEAR SHAREHOLDER:

[PHOTO OF PHILIP R. MCLOUGHLIN OMITTED]

      I hope you'll take time to review the activities and performance included in this annual report for the Phoenix Equity Series Fund. On May 21, 2003, the Board of Trustees of the Phoenix Equity Series Fund voted to close the Phoenix-Duff & Phelps Core Equity Fund. This Fund closed on June 27, 2003. After considering the small size, limited potential for new sales and the expense of maintaining this fund, the Board determined that liquidation was in the best interest of shareholders.

      With this writing, we are witnessing new signs of life in the equity markets, and I am encouraged that we may be moving toward a more rewarding period. Now is an opportune time for you to review your investments with your financial adviser to be sure your portfolio is best positioned to achieve long-term success.

      Keep in mind that finding the best balance of performance and protection requires discipline and diversification. 1 Your investment in Phoenix-Oakhurst Growth & Income Fund may help you in this effort. To learn more about your investments and investing, visit PhoenixInvestments.com.


Sincerely,

/s/ PHILIP R. MCLOUGHLIN
Philip R. McLoughlin
Chairman, Phoenix Funds

AUGUST 31, 2003



1 DIVERSIFICATION DOES NOT GUARANTEE AGAINST A LOSS, AND THERE IS NO GUARANTEE
  THAT A DIVERSIFIED PORTFOLIO WILL OUTPERFORM A NON-DIVERSIFIED PORTFOLIO.


--------------------------------------------------------------------------------
Mutual funds are not insured by the FDIC; are not deposits or other obligations of a bank and are not guaranteed by a bank; and are subject to investment risks, including possible loss of the principal invested.
--------------------------------------------------------------------------------

PHOENIX-OAKHURST GROWTH & INCOME FUND

A DISCUSSION WITH THE FUND'S PORTFOLIO MANAGEMENT TEAM, STEVE COLTON AND DONG ZHANG

Q: WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

A: The Phoenix-Oakhurst Growth & Income Fund seeks dividend growth, current income and capital appreciation.

Q: HOW DID THE FUND PERFORM OVER THE PAST 12 MONTHS ENDED AUGUST 31, 2003?

A: For the fiscal year ended August 31, 2003, Class A shares rose 9.21%, Class B shares rose 8.38%, and Class C shares were up 8.48%. For the same period, the broad-based S&P 500(R) Index 1 rose 12.09%. All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Past performance is not a guarantee of future performance.

Q: HOW WOULD YOU DESCRIBE THE MARKET ENVIRONMENT OVER THE LAST 12 MONTHS?

A: The equity market was extremely volatile. It hit sharply depressed levels in October and again in March, before rebounding sharply from April through August. The rebound was driven by improved economic data. Strong advances were reported for retail sales, factory orders, productivity, personal spending and consumer confidence. There was also a much-needed pickup in business spending on equipment and software. As a result, there was a significant gain in corporate profits. The Fed lowered interest rates in order to reduce the risk of the economy losing strength. The Federal Open Market Committee lowered the Fed Funds rate twice to a 45-year low of 1%. This spurred a mortgage refinancing boom and record home sales.

      Also helping the economy and stock market was the passage of President Bush's tax bill, which reduced the tax rate on corporate dividends and capital gains.

      Energy prices were persistently high during the year due to the war with Iraq, a record cold winter on the East Coast and an oil strike in Venezuela.

      In terms of equity market performance, small cap stocks outperformed large cap issues and the best sector performance was in Technology and Consumer Cyclical.

Q: WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE DURING THIS 12-MONTH PERIOD?

A: The Fund had positive performance for the year, but lagged the benchmark S&P 500(R) Index for a variety of reasons. As the economic cycle turned, stocks in the technology, consumer cyclical and industrial sectors were in demand. Companies in these sectors move in advance of realized profits. Our investment approach focuses on actual profitability. This had the portfolio over-exposed to stocks in the Consumer Non-Cyclical sector. These companies reported great earnings, but were not rewarded by rising share prices because they are not as sensitive to changes in the economic cycle. For example, our Procter & Gamble position rose only 0.19% even though it beat earnings expectations in each quarter and reported strong sales growth. The portfolio was also hurt by positions in Sara Lee and ConAgra, which were subject to an SEC investigation involving falsely reported supplier rebates to



1 THE S&P 500(R) INDEX MEASURES TOTAL-RETURN STOCK MARKET PERFORMANCE. THE INDEX
  IS UNMANAGED AND NOT AVAILABLE FOR DIRECT INVESTMENT.

U.S. Foodservice. Our position in Eastman Kodak negatively impacted the fund as a switch to digital cameras, slow tourism and the SARS scare in Asia hurt film sales.

      The portfolio did have several success stories. Our position in PMC-Sierra stock rose 137.9% on strong sales of communications semiconductors. St. Jude Medical shares were up 30.2% within the portfolio. The company experienced strong demand for its cardiac defibrillators and pacemakers. Our position in Mylan Labs rose 68.2%. The generic drug maker received several FDA approvals to manufacture generic versions of brand-name drugs, including Mirtazapine to treat depressive disorder. As a result, several brokerage firms issued positive research reports and buy recommendations over the fiscal year.

Q: WHAT IS YOUR CURRENT OUTLOOK FOR THE NEAR TERM?

A: Economic growth is forecast to increase 4.2% in 2004 from 2.4% in 2003. Growth should be driven by low interest rates, tax relief, corporate profitability, inventory building, capital spending and rising employment. This should motivate the Federal Open Market Committee to begin raising short-term interest rates from their current 45-year low levels. These factors should bode well for corporate earnings and the stock market.

      Risks to our forecast would include a spike upward in inflation, an increase in terrorist events, and a collapse in the dollar due to high budget and trade deficits. The current valuation of the stock market is also high and we need to see corporate earnings forecasts go higher before we can experience a meaningful improvement in stock prices.

                                                                  SEPTEMBER 2003


THE PRECEDING INFORMATION IS THE OPINION OF FUND MANAGEMENT. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THERE IS NO GUARANTEE THAT MARKET FORECASTS DISCUSSED WILL BE REALIZED.

Phoenix-Oakhurst Growth & Income Fund

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS 1                            PERIODS ENDING 8/31/03
--------------------------------------------------------------------------------

                                                           INCEPTION   INCEPTION
                                        1 YEAR   5 YEARS   TO 8/31/03    DATE
                                        ------   -------   ----------  ---------
        Class A Shares at NAV 2           9.21%    2.96%      3.40%     9/25/97
        Class A Shares at POP 3           2.93     1.75       2.37      9/25/97

        Class B Shares at NAV 2           8.38     2.20       2.62      9/25/97
        Class B Shares with CDSC 4        4.38     2.20       2.62      9/25/97

        Class C Shares at NAV 2           8.48     2.20       2.63      9/25/97
        Class C Shares with CDSC 4        8.48     2.20       2.63      9/25/97

        S&P 500(R) Index 6               12.09     2.50       2.59      9/25/97


1 Total  returns  are  historical  and  include  changes in share  price and the reinvestment of both dividends and capital gains distributions.
2 "NAV" (Net Asset Value)  total  returns do not include the effect of any sales charge.
3 "POP" (Public  Offering Price) total returns include the effect of the maximum front-end 5.75% sales charge.
4 CDSC (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC charges for B shares decline from 5% to 0% over a five year period. CDSC charges for C shares are 1% in the first year and 0% thereafter.
5 This chart  illustrates  POP  returns on Class A shares and CDSC  returns  for
  Class B and Class C shares since inception.
6 The S&P 500(R) Index is a measure of stock  market  total return  performance.
  The index's performance does not reflect sales charges.

  All returns represent past performance which may not be indicative of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


--------------------------------------------------------------------------------
GROWTH OF $10,000                                            PERIODS ENDING 8/31
--------------------------------------------------------------------------------

                               [GRAPHIC OMITTED]

    EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

          Phoenix-Oakhurst  Phoenix-Oakhurst  Phoenix-Oakhurst
          Growth & Income    Growth & Income   Growth & Income     S&P 500(R)
           Fund Class A 5    Fund Class B 5    Fund Class C 5        Index 6

9/24/97       $9,425.00        $10,000.00        $10,000.00        $10,000.00
8/31/98        9,933.37         10,458.70         10,466.63         10,283.19
8/31/99       13,977.92         14,612.40         14,609.36         14,384.09
8/31/00       16,330.47         16,948.84         16,955.56         16,741.49
8/31/01       12,889.92         13,270.10         13,277.59         12,657.91
8/30/02       10,525.16         10,759.54         10,757.30         10,379.66
8/29/03       11,494.32         11,661.29         11,669.11         11,634.79

This Growth of $10,000 chart assumes an initial investment of $10,000 made on 9/25/97 (inception of the Fund) in Class A, Class B and Class C shares. The total return for Class A shares reflects the maximum sales charge of 5.75% on the initial investment. The total return for Class B shares reflects the CDSC charges which decline from 5% to 0% over a five year period. The total return for Class C shares reflects the CDSC charges which are 1% in the first year and 0% thereafter. Performance assumes dividends and capital gains are reinvested.

                         ------------------------------
                         SECTOR WEIGHTINGS      8/31/03
                         ------------------------------
                         As a percentage of equity holdings

                               [GRAPHIC OMITTED]

    EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

                         Financials                 23%
                         Information Technology     19
                         Health Care                13
                         Consumer Discretionary     10
                         Consumer Staples            8
                         Industrials                 8
                         Energy                      7
                         Other                      12

Phoenix-Oakhurst Growth & Income Fund

--------------------------------------------------------------------------------
  TEN LARGEST HOLDINGS AT AUGUST 31, 2003 (AS A PERCENTAGE OF TOTAL NET ASSETS)
--------------------------------------------------------------------------------
             1. Microsoft Corp.                              3.6%
             2. Exxon Mobil Corp.                            3.1%
             3. Intel Corp.                                  3.1%
             4. Bank of America Corp.                        2.6%
             5. Procter & Gamble Co. (The)                   2.5%
             6. Pfizer, Inc.                                 2.5%
             7. Citigroup, Inc.                              2.5%
             8. Cisco Systems, Inc.                          2.1%
             9. U.S. Bancorp                                 1.7%
            10. Johnson & Johnson                            1.6%

                         INVESTMENTS AT AUGUST 31, 2003

                                                  SHARES            VALUE
                                                  -------       ------------
COMMON STOCKS--98.9%

AEROSPACE & DEFENSE--1.3%
Lockheed Martin Corp. .......................      19,800       $  1,014,354
United Technologies Corp. ...................      29,200          2,343,300
                                                                ------------
                                                                   3,357,654
                                                                ------------
AGRICULTURAL PRODUCTS--0.2%
Fresh Del Monte Produce, Inc. ...............      14,100            391,275

AIRLINES--0.3%
ExpressJet Holdings, Inc.(b) ................      50,600            685,630

APPAREL RETAIL--0.6%
Gap, Inc. (The) .............................      77,100          1,610,619

APPAREL, ACCESSORIES & LUXURY GOODS--0.7%
Claiborne (Liz), Inc. .......................      25,500            878,985
V. F. Corp. .................................      24,300            974,430
                                                                ------------
                                                                   1,853,415
                                                                ------------
APPLICATION SOFTWARE--0.2%
Intuit, Inc.(b) .............................      13,100            593,692

AUTO PARTS & EQUIPMENT--0.3%
Lear Corp.(b) ...............................      12,400            688,820

AUTOMOBILE MANUFACTURERS--0.6%
Ford Motor Co. ..............................      98,900          1,143,284
General Motors Corp. ........................       7,100            291,810
                                                                ------------
                                                                   1,435,094
                                                                ------------
BIOTECHNOLOGY--0.2%
Amgen, Inc.(b) ..............................       5,400            355,860
Invitrogen Corp.(b) .........................       2,300            132,641
                                                                ------------
                                                                     488,501
                                                                ------------
BROADCASTING & CABLE TV--0.2%
PanAmSat Corp.(b) ...........................      28,600            452,166


                                                  SHARES            VALUE
                                                  -------       ------------
BUILDING PRODUCTS--0.2%
Lennox International, Inc. ..................      31,000       $    500,960

CASINOS & GAMING--0.2%
GTECH Holdings Corp. ........................      13,200            559,416

COMMUNICATIONS EQUIPMENT--3.1%
Andrew Corp.(b) .............................      39,400            487,772
Cisco Systems, Inc.(b) ......................     277,900          5,321,785
Emulex Corp.(b) .............................      19,000            459,990
QUALCOMM, Inc. ..............................      35,600          1,469,568
Tekelec(b) ..................................      16,100            281,428
                                                                ------------
                                                                   8,020,543
                                                                ------------
COMPUTER & ELECTRONICS RETAIL--0.3%
RadioShack Corp. ............................      28,800            875,520

COMPUTER HARDWARE--3.8%
Dell, Inc.(b) ...............................      81,000          2,643,030
Hewlett-Packard Co. .........................     140,400          2,796,768
International Business Machines Corp. .......      50,600          4,149,706
                                                                ------------
                                                                   9,589,504
                                                                ------------
COMPUTER STORAGE & PERIPHERALS--0.7%
EMC Corp.(b) ................................      76,400            974,100
Lexmark International, Inc.(b) ..............       6,200            415,648
Storage Technology Corp.(b) .................      16,900            432,809
                                                                ------------
                                                                   1,822,557
                                                                ------------
CONSTRUCTION, FARM MACHINERY & HEAVY TRUCKS--0.5%
Deere & Co. .................................      13,700            774,187
PACCAR, Inc. ................................       7,300            621,960
                                                                ------------
                                                                   1,396,147
                                                                ------------
CONSUMER FINANCE--1.9%
American Express Co. ........................      58,800          2,648,940
MBNA Corp. ..................................      99,300          2,317,662
                                                                ------------
                                                                   4,966,602
                                                                ------------

                        See Notes to Financial Statements

Phoenix-Oakhurst Growth & Income Fund


                                                  SHARES            VALUE
                                                  -------       ------------
DATA PROCESSING & OUTSOURCED SERVICES--0.3%
Computer Sciences Corp.(b) ..................       7,100       $    302,247
First Data Corp. ............................      14,100            541,440
                                                                ------------
                                                                     843,687
                                                                ------------
DEPARTMENT STORES--0.5%
Federated Department Stores, Inc. ...........      31,400          1,372,180

DIVERSIFIED BANKS--6.7%
Bank of America Corp. .......................      83,300          6,601,525
Bank One Corp. ..............................      40,200          1,586,694
FleetBoston Financial Corp. .................      37,500          1,109,625
U.S. Bancorp ................................     184,700          4,414,330
Wachovia Corp. ..............................      82,100          3,460,515
                                                                ------------
                                                                  17,172,689
                                                                ------------
DIVERSIFIED CAPITAL MARKETS--1.6%
J.P. Morgan Chase & Co. .....................     118,800          4,065,336

DIVERSIFIED COMMERCIAL SERVICES--0.8%
Block (H&R), Inc. ...........................      20,800            917,280
Cendant Corp.(b) ............................      28,700            516,026
Viad Corp. ..................................      24,200            577,896
                                                                ------------
                                                                   2,011,202
                                                                ------------
ELECTRIC UTILITIES--3.2%
American Electric Power Co., Inc. ...........      40,800          1,155,048
Entergy Corp. ...............................      41,800          2,192,410
Exelon Corp. ................................      35,900          2,114,510
Great Plains Energy, Inc. ...................      53,400          1,546,464
PPL Corp. ...................................      26,700          1,059,189
                                                                ------------
                                                                   8,067,621
                                                                ------------
ELECTRICAL COMPONENTS & EQUIPMENT--0.1%
Rockwell Automation, Inc. ...................      10,800            293,976

ELECTRONIC EQUIPMENT MANUFACTURERS--0.6%
PerkinElmer, Inc. ...........................      31,300            517,702
Thermo Electron Corp.(b) ....................      32,200            733,838
Waters Corp.(b) .............................       8,300            253,150
                                                                ------------
                                                                   1,504,690
                                                                ------------
FERTILIZERS & AGRICULTURAL CHEMICALS--0.2%
Monsanto Co. ................................      21,200            545,052

FOOD RETAIL--0.1%
Winn-Dixie Stores, Inc. .....................      38,200            383,910

FOOTWEAR--0.2%
Wolverine World Wide, Inc. ..................      21,000            422,100


                                                  SHARES            VALUE
                                                  -------       ------------
GAS UTILITIES--0.8%
AGL Resources, Inc. .........................      11,700       $    325,611
Nicor, Inc. .................................       3,700            125,763
NiSource, Inc. ..............................      79,000          1,527,860
                                                                ------------
                                                                   1,979,234
                                                                ------------
HEALTH CARE DISTRIBUTORS--0.4%
McKesson Corp. ..............................      33,400          1,093,516

HEALTH CARE EQUIPMENT--0.9%
Bard (C.R.), Inc. ...........................      10,300            690,100
Becton, Dickinson and Co. ...................      20,900            763,686
Guidant Corp. ...............................      19,400            973,880
                                                                ------------
                                                                   2,427,666
                                                                ------------
HEALTH CARE SERVICES--0.1%
IMS Health, Inc. ............................       6,600            128,502
Medco Health Solutions, Inc.(b) .............           1                 14
                                                                ------------
                                                                     128,516
                                                                ------------
HEALTH CARE SUPPLIES--0.3%
Bausch & Lomb, Inc. .........................      17,200            725,152

HOME IMPROVEMENT RETAIL--0.7%
Home Depot, Inc. (The) ......................      19,300            620,688
Sherwin-Williams Co. (The) ..................      37,900          1,140,032
                                                                ------------
                                                                   1,760,720
                                                                ------------
HOUSEHOLD APPLIANCES--0.4%
Black & Decker Corp. ........................      21,200            906,936

HOUSEHOLD PRODUCTS--3.9%
Clorox Co. (The) ............................      47,700          2,043,945
Dial Corp. (The) ............................      27,000            547,290
Energizer Holdings, Inc.(b) .................      24,700            908,466
Procter & Gamble Co. (The) ..................      74,400          6,494,376
                                                                ------------
                                                                   9,994,077
                                                                ------------
HOUSEWARES & SPECIALTIES--0.5%
Fortune Brands, Inc. ........................      21,600          1,218,240

HYPERMARKETS & SUPER CENTERS--1.3%
Wal-Mart Stores, Inc. .......................      58,000          3,431,860

INDUSTRIAL CONGLOMERATES--2.2%
3M Co. ......................................      11,000          1,567,170
General Electric Co. ........................     115,800          3,424,206
Tyco International Ltd. .....................      30,000            617,400
                                                                ------------
                                                                   5,608,776
                                                                ------------

                        See Notes to Financial Statements

Phoenix-Oakhurst Growth & Income Fund


                                                  SHARES            VALUE
                                                  -------       ------------
INDUSTRIAL MACHINERY--2.3%
Briggs & Stratton Corp. .....................      30,500       $  1,793,400
Eaton Corp. .................................      15,000          1,404,600
Ingersoll-Rand Co. Class A ..................      45,800          2,726,016
                                                                ------------
                                                                   5,924,016
                                                                ------------
INSURANCE BROKERS--0.5%
Aon Corp. ...................................      20,000            444,000
Marsh & McLennan Cos., Inc. .................      15,500            775,000
                                                                ------------
                                                                   1,219,000
                                                                ------------
INTEGRATED OIL & GAS--6.5%
Amerada Hess Corp. ..........................      24,800          1,169,320
ChevronTexaco Corp. .........................      54,300          3,956,841
Exxon Mobil Corp. ...........................     211,800          7,984,860
Occidental Petroleum Corp. ..................     105,900          3,635,547
                                                                ------------
                                                                  16,746,568
                                                                ------------
INTEGRATED TELECOMMUNICATION SERVICES--6.4%
ALLTEL Corp. ................................      17,300            792,340
AT&T Corp. ..................................      36,400            811,720
AT&T Wireless Services, Inc.(b) .............     105,400            908,548
BellSouth Corp. .............................     109,500          2,759,400
Commonwealth Telephone Enterprises, Inc.(b) .      19,900            785,254
SBC Communications, Inc. ....................     162,200          3,647,878
Sprint Corp. (FON Group) ....................     179,700          2,654,169
Verizon Communications, Inc. ................     116,100          4,100,652
                                                                ------------
                                                                  16,459,961
                                                                ------------
INTERNET SOFTWARE & SERVICES--0.6%
DoubleClick, Inc.(b) ........................      38,200            430,514
VeriSign, Inc.(b) ...........................      65,900            986,523
                                                                ------------
                                                                   1,417,037
                                                                ------------
INVESTMENT BANKING & BROKERAGE--2.9%
Bear Stearns Cos., Inc. (The) ...............       7,200            503,856
Goldman Sachs Group, Inc. (The) .............       3,700            327,413
Lehman Brothers Holdings, Inc. ..............      16,500          1,084,545
Merrill Lynch & Co., Inc. ...................      56,900          3,060,082
Morgan Stanley ..............................      52,100          2,541,959
                                                                ------------
                                                                   7,517,855
                                                                ------------
LEISURE PRODUCTS--0.6%
Hasbro, Inc. ................................      16,000            296,000
Mattel, Inc. ................................      65,400          1,263,528
                                                                ------------
                                                                   1,559,528
                                                                ------------


                                                  SHARES            VALUE
                                                  -------       ------------
LIFE & HEALTH INSURANCE--1.3%
AFLAC, Inc. .................................      10,300       $    329,703
Lincoln National Corp. ......................      10,300            364,826
MetLife, Inc. ...............................      90,300          2,566,326
                                                                ------------
                                                                   3,260,855
                                                                ------------
MANAGED HEALTH CARE--2.1%
Aetna, Inc. .................................      16,300            929,100
Oxford Health Plans, Inc.(b) ................       8,600            311,750
UnitedHealth Group, Inc. ....................      55,800          2,758,194
WellPoint Health Networks, Inc.(b) ..........      18,700          1,458,600
                                                                ------------
                                                                   5,457,644
                                                                ------------
MARINE--0.1%
Alexander & Baldwin, Inc. ...................       4,500            131,760

MOVIES & ENTERTAINMENT--2.1%
AOL Time Warner, Inc.(b) ....................     167,100          2,733,756
Fox Entertainment Group, Inc. Class A(b) ....      10,600            334,748
Viacom, Inc. Class B ........................      53,300          2,398,500
                                                                ------------
                                                                   5,467,004
                                                                ------------
OIL & GAS DRILLING--0.1%
Transocean, Inc.(b) .........................       6,200            130,944

OIL & GAS EQUIPMENT & SERVICES--0.2%
Schlumberger Ltd. ...........................       8,400            415,884

OIL & GAS EXPLORATION & PRODUCTION--0.3%
Apache Corp. ................................      10,500            724,290

OTHER DIVERSIFIED FINANCIAL SERVICES--2.8%
Citigroup, Inc. .............................     145,200          6,294,420
Principal Financial Group, Inc. .............      23,500            739,310
                                                                ------------
                                                                   7,033,730
                                                                ------------
PACKAGED FOODS & MEATS--1.6%
ConAgra Foods, Inc. .........................      71,500          1,573,000
Kellogg Co. .................................      66,000          2,212,980
Sara Lee Corp. ..............................      13,400            254,332
                                                                ------------
                                                                   4,040,312
                                                                ------------
PHARMACEUTICALS--9.1%
Abbott Laboratories .........................      42,900          1,728,870
Bristol-Myers Squibb Co. ....................     110,900          2,813,533
Johnson & Johnson ...........................      84,600          4,194,468
Merck & Co., Inc. ...........................      77,500          3,899,800
Mylan Laboratories, Inc. ....................      70,000          2,548,000
Pfizer, Inc. ................................     216,700          6,483,664
Wyeth .......................................      36,600          1,568,310
                                                                ------------
                                                                  23,236,645
                                                                ------------

                        See Notes to Financial Statements

Phoenix-Oakhurst Growth & Income Fund


                                                  SHARES            VALUE
                                                  -------       ------------
PHOTOGRAPHIC PRODUCTS--0.8%
Eastman Kodak Co. ...........................      69,300       $  1,932,777

PROPERTY & CASUALTY INSURANCE--2.3%
Allstate Corp. (The) ........................      98,300          3,514,225
AMBAC Financial Group, Inc. .................      20,000          1,298,400
Old Republic International Corp. ............      28,700            964,033
                                                                ------------
                                                                   5,776,658
                                                                ------------
PUBLISHING & PRINTING--0.4%
McGraw-Hill Cos., Inc. (The) ................      18,800          1,146,800

REGIONAL BANKS--1.4%
First Tennessee National Corp. ..............      38,800          1,604,380
Hibernia Corp. Class A ......................      32,800            680,600
UnionBanCal Corp. ...........................      25,900          1,216,005
                                                                ------------
                                                                   3,500,985
                                                                ------------
REITS--0.9%
Capital Automotive REIT .....................       8,700            248,559
Cresent Real Estate Equities Co. ............       8,600            124,786
iStar Financial, Inc. .......................      19,000            696,540
Simon Property Group, Inc. ..................      30,800          1,315,468
                                                                ------------
                                                                   2,385,353
                                                                ------------
SEMICONDUCTORS--4.6%
GlobespanVirata, Inc.(b) ....................     186,600          1,420,026
Intel Corp. .................................     276,200          7,904,844
LSI Logic Corp.(b) ..........................      28,200            325,428
PMC-Sierra, Inc.(b) .........................      21,500            306,590
Texas Instruments, Inc. .....................      80,800          1,927,080
                                                                ------------
                                                                  11,883,968
                                                                ------------
SPECIALTY CHEMICALS--0.6%
Lubrizol Corp. ..............................      21,300            724,200
MacDermid, Inc. .............................      11,000            314,490
RPM International, Inc. .....................      39,400            537,416
                                                                ------------
                                                                   1,576,106
                                                                ------------
SPECIALTY STORES--0.6%
Blockbuster, Inc. Class A ...................      46,000            942,540
Claire's Stores, Inc. .......................      16,200            559,710
                                                                ------------
                                                                   1,502,250
                                                                ------------


                                                  SHARES            VALUE
                                                  -------       ------------
SYSTEMS SOFTWARE--4.9%
BMC Software, Inc.(b) .......................      17,300       $    253,964
Microsoft Corp. .............................     349,600          9,271,392
Oracle Corp.(b) .............................     145,700          1,862,046
VERITAS Software Corp.(b) ...................      31,600          1,089,568
                                                                ------------
                                                                  12,476,970
                                                                ------------
TECHNOLOGY DISTRIBUTORS--0.2%
Avnet, Inc.(b) ..............................      22,000            397,100

THRIFTS & MORTGAGE FINANCE--0.6%
Fannie Mae ..................................       8,000            518,320
Freddie Mac .................................      14,400            765,360
Washington Mutual, Inc. .....................       8,400            327,432
                                                                ------------
                                                                   1,611,112
                                                                ------------
TOBACCO--0.9%
Altria Group, Inc. ..........................      58,300          2,403,126

WIRELESS TELECOMMUNICATION SERVICES--0.1%
Nextel Communications, Inc. Class A(b) ......      14,800            285,344
----------------------------------------------------------------------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $222,947,067)                                   252,866,833
----------------------------------------------------------------------------

FOREIGN COMMON STOCKS--0.3%

AUTO PARTS & EQUIPMENT--0.2%
Autoliv, Inc. (Sweden) ......................      17,000            513,570

REINSURANCE--0.1%
RenaissanceRe Holdings Ltd. (Bermuda) .......       9,200            384,560
----------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $902,050)                                           898,130
----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--99.2%
(IDENTIFIED COST $223,849,117)                                   253,764,963
----------------------------------------------------------------------------


                        See Notes to Financial Statements

Phoenix-Oakhurst Growth & Income Fund

                                         STANDARD
                                         & POOR'S      PAR
                                          RATING      VALUE
                                        (Unaudited)   (000)         VALUE
                                        -----------   ------    ------------
SHORT-TERM OBLIGATIONS--0.8%

FEDERAL AGENCY SECURITIES--0.5%
FHLB 1.02%, 9/3/03 .....................              $1,150    $  1,149,989

COMMERCIAL PAPER--0.3%
UBS Finance Delaware LLC 1.09%, 9/2/03 .     A-1+        430         429,961
ABSC Capital Corp. 1.11%, 9/4/03 .......     A-1         450         449,930
                                                                ------------
                                                                     879,891
                                                                ------------
----------------------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS
(IDENTIFIED COST $2,029,880)                                       2,029,880
----------------------------------------------------------------------------

TOTAL INVESTMENTS--100.0%
(IDENTIFIED COST $225,878,997)                                   255,794,843(a)

Other assets and liabilities, net--0.0%                             (108,524)
                                                                ------------
NET ASSETS--100.0%                                              $255,686,319
                                                                ============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $41,775,822 and gross depreciation of $15,556,024 for federal income tax purposes. At August 31, 2003, the aggregate cost of securities for federal income tax purposes was $229,575,045.
(b) Non-income producing.

                        See Notes to Financial Statements

Phoenix-Oakhurst Growth & Income Fund

                       STATEMENT OF ASSETS AND LIABILITIES
                                 AUGUST 31, 2003

ASSETS
Investment securities at value
   (Identified cost $225,878,997)                                 $255,794,843
Cash                                                                 1,152,730
Receivables
   Fund shares sold                                                    499,841
   Dividends and interest                                              442,301
   Receivable from adviser                                                 128
Prepaid expenses                                                         6,505
                                                                  ------------
     Total assets                                                  257,896,348
                                                                  ------------
LIABILITIES
Payables
   Investment securities purchased                                   1,149,837
   Fund shares repurchased                                             596,367
   Transfer agent fee                                                  147,361
   Distribution and service fees                                       132,299
   Investment advisory fee                                             114,637
   Financial agent fee                                                  17,003
   Trustees' fee                                                         1,598
Accrued expenses                                                        50,927
                                                                  ------------
     Total liabilities                                               2,210,029
                                                                  ------------
NET ASSETS                                                        $255,686,319
                                                                  ============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                  $321,426,961
Undistributed net investment income                                  1,199,216
Accumulated net realized loss                                      (96,855,704)
Net unrealized appreciation                                         29,915,846
                                                                  ------------
NET ASSETS                                                        $255,686,319
                                                                  ============
CLASS A
Shares of beneficial interest outstanding, no par value
   unlimited authorization (Net Assets $131,169,093)                11,060,193
Net asset value per share                                               $11.86
Offering price per share $11.86/(1-5.75%)                               $12.58

CLASS B
Shares of beneficial interest outstanding, no par value
   unlimited authorization (Net Assets $72,051,194)                  6,331,123
Net asset value and offering price per share                            $11.38

CLASS C
Shares of beneficial interest outstanding, no par value
   unlimited authorization (Net Assets $52,466,032)                  4,608,613
Net asset value and offering price per share                            $11.38


                             STATEMENT OF OPERATIONS
                           YEAR ENDED AUGUST 31, 2003

INVESTMENT INCOME
Dividends                                                          $ 5,363,501
Interest                                                                19,814
Foreign taxes withheld                                                 (16,708)
                                                                   -----------
     Total investment income                                         5,366,607
                                                                   -----------
EXPENSES
Investment advisory fee                                              1,939,471
Service fees, Class A                                                  334,790
Distribution and service fees, Class B                                 718,052
Distribution and service fees, Class C                                 528,749
Financial agent fee                                                    209,325
Transfer agent                                                         718,626
Printing                                                                53,868
Custodian                                                               46,908
Registration                                                            41,767
Professional                                                            31,562
Trustees                                                                27,991
Miscellaneous                                                           29,209
                                                                   -----------
     Total expenses                                                  4,680,318
     Less expenses borne by investment adviser                        (512,900)
     Custodian fees paid indirectly                                        (27)
                                                                   -----------
     Net expenses                                                    4,167,391
                                                                   -----------
NET INVESTMENT INCOME                                                1,199,216
                                                                   -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on securities                                    (34,375,102)
Net change in unrealized appreciation (depreciation) on
   investments                                                      50,731,384
                                                                   -----------
NET GAIN ON INVESTMENTS                                             16,356,282
                                                                   -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $17,555,498
                                                                   ===========

                        See Notes to Financial Statements

Phoenix-Oakhurst Growth & Income Fund

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                              Year Ended               Year Ended
                                                                                                8/31/03                  8/31/02
                                                                                              ------------            -------------
FROM OPERATIONS
   Net investment income (loss)                                                               $  1,199,216            $     (68,451)
   Net realized gain (loss)                                                                    (34,375,102)             (42,980,036)
   Net change in unrealized appreciation (depreciation)                                         50,731,384              (33,890,868)
                                                                                              ------------            -------------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                  17,555,498              (76,939,355)
                                                                                              ------------            -------------
FROM SHARE TRANSACTIONS
CLASS A
   Proceeds from sales of shares (2,568,062 and 3,972,380 shares, respectively)                 27,375,673               50,675,581
   Cost of shares repurchased (6,871,113 and 7,068,304 shares, respectively)                   (71,849,116)             (89,372,954)
                                                                                              ------------            -------------
Total                                                                                          (44,473,443)             (38,697,373)
                                                                                              ------------            -------------
CLASS B
   Proceeds from sales of shares (508,062 and 875,069 shares, respectively)                      5,267,068               10,943,135
   Cost of shares repurchased (1,894,644 and 2,154,339 shares, respectively)                   (19,325,039)             (25,495,780)
                                                                                              ------------            -------------
Total                                                                                          (14,057,971)             (14,552,645)
                                                                                              ------------            -------------
CLASS C
   Proceeds from sales of shares (587,338 and 1,062,175 shares, respectively)                    6,011,541               13,237,101
   Cost of shares repurchased (1,807,167 and 1,877,177 shares, respectively)                   (18,315,329)             (22,170,494)
                                                                                              ------------            -------------
Total                                                                                          (12,303,788)              (8,933,393)
                                                                                              ------------            -------------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                                   (70,835,202)             (62,183,411)
                                                                                              ------------            -------------
   NET INCREASE (DECREASE) IN NET ASSETS                                                       (53,279,704)            (139,122,766)

NET ASSETS
   Beginning of period                                                                         308,966,023              448,088,789
                                                                                              ------------            -------------
   END OF PERIOD [INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF $1,199,216
      AND $0, RESPECTIVELY]                                                                   $255,686,319            $ 308,966,023
                                                                                              ============            =============

                        See Notes to Financial Statements

Phoenix-Oakhurst Growth & Income Fund

                                                        FINANCIAL HIGHLIGHTS
                              (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                                   CLASS A
                                                                        -----------------------------------------------------------
                                                                                             YEAR ENDED AUGUST 31
                                                                        -----------------------------------------------------------
                                                                         2003         2002          2001       2000       1999
Net asset value, beginning of period                                    $10.86       $13.30        $16.85     $14.61     $10.47
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(1)                                        0.09         0.04          0.02       0.02       0.06
   Net realized and unrealized gain (loss)                                0.91        (2.48)        (3.57)      2.42       4.19
                                                                        ------       ------        ------     ------     ------
     TOTAL FROM INVESTMENT OPERATIONS                                     1.00        (2.44)        (3.55)      2.44       4.25
                                                                        ------       ------        ------     ------     ------
LESS DISTRIBUTIONS
   Dividends from net investment income                                     --           --            --      (0.02)     (0.02)
   Distributions from net realized gains                                    --           --            --      (0.18)     (0.09)
                                                                        ------       ------        ------     ------     ------
     TOTAL DISTRIBUTIONS                                                    --           --            --      (0.20)     (0.11)
                                                                        ------       ------        ------     ------     ------
Change in net asset value                                                 1.00        (2.44)        (3.55)      2.24       4.14
                                                                        ------       ------        ------     ------     ------
NET ASSET VALUE, END OF PERIOD                                          $11.86       $10.86        $13.30     $16.85     $14.61
                                                                        ======       ======        ======     ======     ======
Total return(2)                                                           9.21%      (18.35)%      (21.07)%    16.83%     40.72%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                                 $131,169     $166,772      $245,471   $294,416   $209,210

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses(3)                                                  1.25%(5)     1.25 %(5)     1.25 %     1.25%      1.22%(5)
   Net investment income                                                  0.82%        0.33 %        0.16 %     0.13%      0.43%
Portfolio turnover                                                          59%          40 %          34 %       55%        71%

                                                                                                   CLASS B
                                                                        -----------------------------------------------------------
                                                                                             YEAR ENDED AUGUST 31
                                                                        -----------------------------------------------------------
                                                                         2003         2002          2001       2000       1999
Net asset value, beginning of period                                    $10.50       $12.95        $16.54     $14.43     $10.40
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(1)                                        0.01        (0.05)        (0.09)     (0.10)     (0.04)
   Net realized and unrealized gain (loss)                                0.87        (2.40)        (3.50)      2.39       4.16
                                                                        ------       ------        ------     ------     ------
     TOTAL FROM INVESTMENT OPERATIONS                                     0.88        (2.45)        (3.59)      2.29       4.12
                                                                        ------       ------        ------     ------     ------
LESS DISTRIBUTIONS
   Dividends from net investment income                                     --           --            --         --         --
   Distributions from net realized gains                                    --           --            --      (0.18)     (0.09)
                                                                        ------       ------        ------     ------     ------
     TOTAL DISTRIBUTIONS                                                    --           --            --      (0.18)     (0.09)
                                                                        ------       ------        ------     ------     ------
Change in net asset value                                                 0.88        (2.45)        (3.59)      2.11       4.03
                                                                        ------       ------        ------     ------     ------
NET ASSET VALUE, END OF PERIOD                                          $11.38       $10.50        $12.95     $16.54     $14.43
                                                                        ======       ======        ======     ======     ======
Total return(2)                                                           8.38%      (18.92)%      (21.70)%    15.99 %    39.72 %

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                                  $72,051      $81,000      $116,539   $147,846   $109,461

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses(4)                                                  2.00%(5)     2.00 %(5)     2.00 %     2.00 %     1.96 %(5)
   Net investment income (loss)                                           0.08%       (0.42)%       (0.60)%    (0.62)%    (0.32)%
Portfolio turnover                                                          59%          40 %          34 %       55 %       71 %

(1) Computed using average shares outstanding.
(2) Maximum sales charges are not reflected in the total return calculation.
(3) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 1.45%, 1.35%, 1.32%, 1.30% and 1.33% for the periods ended August 31, 2003, 2002,
    2001, 2000 and 1999, respectively.
(4) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 2.20%, 2.10%, 2.06%, 2.05% and 2.08% for the periods ended August 31, 2003, 2002,
    2001, 2000 and 1999, respectively.
(5) The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.

                        See Notes to Financial Statements

Phoenix-Oakhurst Growth & Income Fund

                                                        FINANCIAL HIGHLIGHTS
                              (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                                   CLASS C
                                                                        -----------------------------------------------------------
                                                                                             YEAR ENDED AUGUST 31
                                                                        -----------------------------------------------------------
                                                                         2003         2002          2001       2000       1999
Net asset value, beginning of period                                    $10.50       $12.96        $16.55     $14.43     $10.41
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(1)                                        0.01        (0.05)        (0.09)     (0.10)     (0.04)
   Net realized and unrealized gain (loss)                                0.87        (2.41)        (3.50)      2.40       4.15
                                                                        ------       ------        ------     ------     ------
     TOTAL FROM INVESTMENT OPERATIONS                                     0.88        (2.46)        (3.59)      2.30       4.11
                                                                        ------       ------        ------     ------     ------
LESS DISTRIBUTIONS
   Dividends from net investment income                                     --           --            --         --         --
   Distributions from net realized gains                                    --           --            --      (0.18)     (0.09)
                                                                        ------       ------        ------     ------     ------
     TOTAL DISTRIBUTIONS                                                    --           --            --      (0.18)     (0.09)
                                                                        ------       ------        ------     ------     ------
Change in net asset value                                                 0.88        (2.46)        (3.59)      2.12       4.02
                                                                        ------       ------        ------     ------     ------
NET ASSET VALUE, END OF PERIOD                                          $11.38       $10.50        $12.96     $16.55     $14.43
                                                                        ======       ======        ======     ======     ======
Total return(2)                                                           8.48%      (18.98)%      (21.69)%   16.06 %     39.58 %

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)                               $52,466      $61,193       $86,080   $106,272    $59,224

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses(3)                                                  2.00% (4)    2.00 %(4)     2.00 %     2.00 %     1.96 %(4)
   Net investment income (loss)                                           0.08%       (0.42)%       (0.60)%    (0.62)%    (0.33)%
Portfolio turnover                                                          59%          40 %          34 %       55 %       71 %

(1) Computed using average shares outstanding.
(2) Maximum sales charges are not reflected in the total return calculation.
(3) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 2.20%, 2.10%, 2.06%, 2.05% and 2.08% for the periods ended August 31, 2003, 2002,
    2001, 2000 and 1999, respectively.
(4) The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.

                        See Notes to Financial Statements

PHOENIX EQUITY SERIES FUND
NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2003


1. ORGANIZATION
   Phoenix Equity Series Fund (the "Trust") is organized as a Delaware business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust presently consists of one investment portfolio: Phoenix-Oakhurst Growth & Income Fund (the "Fund").
   The Fund seeks dividend growth, current income and capital appreciation.
   The Fund offers Class A, Class B and Class C shares. Class A shares are sold with a front-end sales charge of up to 5.75%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a 1% contingent deferred sales charge if redeemed within one year of purchase. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution and/or service expenses and has exclusive voting rights with respect to its distribution plan. Income and expenses of the Fund are borne pro rata by the holders of all classes of shares, except that each class bears distribution and/or service expenses unique to that class.

2. SIGNIFICANT ACCOUNTING POLICIES
   The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, disclosure of contingent assets and liabilities, revenues and expenses. Actual results could differ from those estimates.

A. SECURITY VALUATION:
   Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost which approximates market. All other securities and assets are valued at fair value as determined in good faith by or under the direction of the Trustees.

B. SECURITY TRANSACTIONS AND RELATED INCOME:
   Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. The Fund amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

C. INCOME TAXES:
   It is the policy of the Fund to comply with the requirements of the Internal Revenue Code (the "Code"), applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. In addition, the Fund intends to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision for federal income taxes or excise taxes has been made.
   The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which they invest.

D. DISTRIBUTIONS TO SHAREHOLDERS:
   Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences may include the treatment of non-taxable dividends, market premium and discount, non-deductible expenses, expiring capital loss carryovers, foreign currency gain or loss, gain or loss on futures contracts, partnerships and losses deferred due to wash sales. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital.

E. FOREIGN CURRENCY TRANSLATION:
   Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and paid is treated as a gain or loss on foreign currency. The Fund does not separate that portion of the results of operations arising from changes in exchange rates and that portion arising from changes in the market prices of securities.

3. INVESTMENT ADVISORY FEE AND RELATED PARTY TRANSACTIONS
   As compensation for its services to the Fund, the Adviser, Phoenix Investment Counsel, Inc., an indirect wholly-owned subsidiary of The Phoenix Companies, Inc. ("PNX"), is entitled to a fee at an annual rate

PHOENIX EQUITY SERIES FUND
NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2003 (CONTINUED)

of 0.75% of the average daily net assets of the Fund for the first $1 billion; 0.70% of such value between $1 billion and $2 billion; and 0.65% of such value in excess of $2 billion.
   The Adviser has voluntarily agreed to assume total fund operating expenses of the Fund, excluding interest, taxes, brokerage fees, commissions and extraordinary expenses until December 31, 2003, to the extent that such expenses exceed the following percentages of the average annual net assets:

                      Class A     Class B    Class C
                      -------     -------    -------
                       1.25%       2.00%      2.00%

   As Distributor of the Fund's shares, Phoenix Equity Planning Corporation ("PEPCO"), an indirect wholly-owned subsidiary of PNX, has advised the Fund that it retained net selling commissions of $18,829 for Class A shares and deferred sales charges of $204,548 for Class B shares and $5,374 for Class C shares for the period ended August 31, 2003. In addition to these amounts, $24,381 was paid to W.S. Griffith Securities, Inc., an indirect subsidiary of PNX, for Class A net selling commissions.
   In addition, the Fund pays PEPCO distribution and/or service fees at an annual rate of 0.25% for Class A shares and 1.00% for Class B shares and 1.00% for Class C shares of the average daily net assets of each respective class. The Distributor has advised the Fund that of the total amount expensed for the period ended August 31, 2003, $657,929 was retained by the Distributor, $878,384 was paid to unaffiliated participants and $45,278 was paid to W.S. Griffith Securities, Inc.
   As Financial Agent of the Fund, PEPCO receives a financial agent fee equal to the sum of (1) the documented cost of fund accounting and related services provided by PFPC Inc. (subagent to PEPCO), plus (2) the documented cost to PEPCO to provide tax services and oversight of subagent's performance. For the period ended August 31, 2003, financial agent fees were $209,325 as reported in the Statement of Operations, of which PEPCO received $38,744. Effective January 1, 2003, the fee schedule of PFPC Inc. ranges from 0.065% to 0.03% of the average daily net asset values of all the Phoenix funds serviced by PFPC Inc. Prior to that date, the fee schedule ranged from 0.085% to 0.0125%. Certain minimum fees may apply.
   PEPCO serves as the Fund's Transfer Agent with State Street Bank and Trust Company as sub-transfer agent. For the period ended August 31, 2003, transfer agent fees were $718,626 as reported in the Statement of Operations of which PEPCO retained $280,599.
   For the period ended August 31, 2003, the Fund paid PXP Securities Corp., an indirect, wholly-owned subsidiary of PNX, brokerage commissions of $13,660 in connection with portfolio transactions effected on behalf of it.

   At August 31, 2003, PNX and affiliates, and the retirement plans of PNX and affiliates, held 107,543 Class A shares of the Fund with a value of $1,275,455.

4. PURCHASES AND SALES OF SECURITIES
   During the period ended August 31, 2003, purchases and sales of investments (excluding U.S. Government and agency securities and short-term securities) amounted to $152,359,395 and $221,849,622, respectively. There were no purchases or sales of long-term U.S. Government and agency securities during the period ended August 31, 2003.

5. CREDIT RISK AND ASSET CONCENTRATIONS
   In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a fund's ability to repatriate such amounts.
   The Fund may invest a high percentage of its assets in specific sectors of the market in its pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact to the Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors.

6. FEDERAL INCOME TAX INFORMATION
   The Fund has capital loss carryovers which may be used to offset future capital gains, as follows:

                                 Expiration Year
-------------------------------------------------------------------------------
   2008            2009             2010              2011             Total
----------       --------       -----------       -----------       -----------
$1,107,211       $757,576       $17,470,948       $47,229,498       $66,565,233

   The Fund may not realize the benefit of these losses to the extent it does not realize gains on investments prior to the expiration of the capital loss carryovers.

   Under the current tax law, capital and foreign currency losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the period ended August 31, 2003, the Fund deferred and recognized post-October losses as follows:

                                                   Deferred      Recognized
                                                 -----------     -----------
   Post-October capital losses                   $26,593,474     $40,143,628

PHOENIX EQUITY SERIES FUND
NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2003 (CONTINUED)

   The components of distributable earnings on a tax basis (excluding unrealized appreciation (depreciation) which are disclosed in the Schedule of Investments) consist of undistributed ordinary income of $1,199,216 and undistributed long-term capital gains of $0. The differences between the book and tax basis components of distributable earnings relate principally to the timing of recognition of income and gains for federal income tax purposes. Short-term gain distributions reported in the Statement of Changes in Net Assets, if any, are reported as ordinary income for federal tax purposes.

7. RECLASSIFICATION OF CAPITAL ACCOUNTS
   For financial reporting purposes, book basis capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Permanent reclassifications can arise from differing treatment of certain income and gain transactions, nondeductible current year net operating losses, expiring capital loss carryovers and investments in passive foreign investment companies. The reclassifications have no impact on the net assets or net asset value of the Fund. As of August 31, 2003, the Fund had no reclassifications.

--------------------------------------------------------------------------------
                       TAX INFORMATION NOTICE (UNAUDITED)

   For Federal income tax purposes, 100% of the current year net income earned dividends paid by Growth & Income Fund will qualify for the dividends received deduction for corporate shareholders when paid.
   Effective for the calendar year 2003, qualified dividends will be taxed at a lower rate for individual shareholders. 100% of the ordinary income dividends distributed and applicable to qualifying dividends received after January 1, 2003 will qualify for the lower tax rate. The Fund plans to designate the maximum amount allowable under the Jobs and Growth Tax Relief Reconciliation Act. The actual percentage for the calendar year will be designated in the year-end tax statements.
--------------------------------------------------------------------------------

   This report is not authorized for distribution to prospective investors in the Phoenix Equity Series Fund unless preceded or accompanied by an effective Prospectus which includes information concerning the sales charge, the Fund's record and other pertinent information.

                         REPORT OF INDEPENDENT AUDITORS

[LOGO OMITTED]
PRICEWATERHOUSECOOPERS

To the Board of Trustees and Shareholders of Phoenix Equity Series Fund:


     In our opinion, the accompanying statements of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Phoenix-Oakhurst Growth & Income Fund (constituting the Phoenix Equity Series Fund, hereafter referred to as the "Trust") at August 31, 2003, the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


/s/ PRICEWATERHOUSECOOPERS, LLP

Boston, Massachusetts
October 13, 2003

FUND MANAGEMENT

     Information pertaining to the Trustees and officers of the Trust is set forth below. The statement of additional information (SAI) includes additional information about the Trustees and is available without charge, upon request, by calling (800) 243-4361.

     The address of each individual, unless otherwise noted, is 56 Prospect Street, Hartford, CT 06115-0480. There is no stated term of office for Trustees of the Trust.

                                                        INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
                                                NUMBER OF
                                              PORTFOLIOS IN
                                               FUND COMPLEX                           PRINCIPAL OCCUPATION(S)
      NAME, ADDRESS              LENGTH OF     OVERSEEN BY                           DURING PAST 5 YEARS AND
    AND DATE OF BIRTH           TIME SERVED      TRUSTEE                       OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
E. Virgil Conway               Served since         35         Chairman, Rittenhouse Advisors, LLC (consulting firm) since 2001.
Rittenhouse Advisors, LLC      1997.                           Trustee/Director, Realty Foundation of New York (1972-present), Pace
101 Park Avenue                                                University (1978-present), New York Housing Partnership Development
New York, NY  10178                                            Corp. (Chairman) (1981-present), Greater New York Councils, Boy
D.O.B. 8/2/29                                                  Scouts of America (1985-present), Academy of Political Science (Vice
                                                               Chairman) (1985-present), Urstadt Biddle Property Corp.
                                                               (1989-present), The Harlem Youth Development Foundation
                                                               (1998-present). Chairman, Metropolitan Transportation Authority
                                                               (1992-2001). Director, Trism, Inc. (1994-2001), Consolidated Edison
                                                               Company of New York, Inc. (1970-2002), Atlantic Mutual Insurance
                                                               Company (1974-2002), Centennial Insurance Company (1974-2002), Josiah
                                                               Macy, Jr., Foundation (1975-2002), Union Pacific Corp. (1978-2002),
                                                               BlackRock Freddie Mac Mortgage Securities Fund (Advisory Director)
                                                               (1990-2002), Accuhealth (1994-2002).
------------------------------------------------------------------------------------------------------------------------------------
Harry Dalzell-Payne            Served since         35         Currently retired.
The Flat, Elmore Court         1997.
Elmore, GL05, GL2 3NT U.K.
D.O.B. 8/9/29
------------------------------------------------------------------------------------------------------------------------------------
Francis E. Jeffries            Served since         28         Director, The Empire District Electric Company (1984-present).
8477 Bay Colony Dr. #902       1997.                           Director (1989-1997), Chairman of the Board (1993-1997), Phoenix
Naples, FL  34108                                              Investment Partners, Ltd.
D.O.B. 9/23/30
------------------------------------------------------------------------------------------------------------------------------------
Leroy Keith, Jr.               Served since         25         Partner, Stonington Partners, Inc. (private equity fund) since 2001.
Stonington Partners, Inc.      1997.                           Chairman (1995 to 2000) and Chief Executive Officer (1995-1998),
736 Market Street, Ste. 1430                                   Carson Products Company (cosmetics). Director/Trustee, Evergreen
Chattanooga, TN  37402                                         Funds (six portfolios).
D.O.B. 2/14/39
------------------------------------------------------------------------------------------------------------------------------------
Geraldine M. McNamara          Served since         35         Managing Director, United States Trust Company of New York (private
United States Trust            2001.                           bank) (1982-present).
Company of New York
114 West 47th Street
New York, NY 10036
D.O.B. 4/17/51
------------------------------------------------------------------------------------------------------------------------------------
Everett L. Morris              Served since         35         Currently retired. Vice President, W.H. Reaves and Company
W.H. Reaves and Company        1997.                           (investment management) (1993-2003).
10 Exchange Place
Jersey City, NJ 07302
D.O.B. 5/26/28
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                NUMBER OF
                                              PORTFOLIOS IN
                                               FUND COMPLEX                           PRINCIPAL OCCUPATION(S)
      NAME, ADDRESS              LENGTH OF     OVERSEEN BY                           DURING PAST 5 YEARS AND
    AND DATE OF BIRTH           TIME SERVED      TRUSTEE                       OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
Richard E. Segerson            Served since         25         Managing Director, Northway Management Company (1998-present).
Northway Management Company    1997.                           Managing Director, Mullin Associates (1993-1998).
164 Mason Street
Greenwich, CT  06830
D.O.B. 2/16/46
------------------------------------------------------------------------------------------------------------------------------------
Lowell P. Weicker, Jr.         Served since         25         Director, UST, Inc. (1995-present), HPSC Inc. (1995-present),
200 Duke Street                1997.                           Compuware (1996-present) and WWF, Inc. (2000-present). President, The
Alexandria, VA  22314                                          Trust for America's Health (non-profit) (2001-present). Director,
D.O.B. 5/16/31                                                 Duty Free International, Inc. (1997-1998).
------------------------------------------------------------------------------------------------------------------------------------



                                                         INTERESTED TRUSTEES

     Each of the individuals listed below is an "interested person" of the Trust, as defined in Section 2(a)(19) of the Investment
Company Act of 1940, as amended, and the rules and regulations thereunder.

------------------------------------------------------------------------------------------------------------------------------------
                                                NUMBER OF
                                              PORTFOLIOS IN
      NAME, ADDRESS                            FUND COMPLEX                           PRINCIPAL OCCUPATION(S)
AND POSITION(S) WITH TRUST,      LENGTH OF     OVERSEEN BY                           DURING PAST 5 YEARS AND
    AND DATE OF BIRTH           TIME SERVED      TRUSTEE                       OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
 *Marilyn E. LaMarche          Served since         28         Limited Managing Director, Lazard Freres & Co. LLC (1983-present).
  Lazard Freres & Co. LLC      2002.                           Director, The Phoenix Companies, Inc. (2001-present) and Phoenix Life
  30 Rockefeller Plaza,                                        Insurance Company (1989-present).
  59th Floor
  New York, NY 10020
  D.O.B. 5/11/34
------------------------------------------------------------------------------------------------------------------------------------
**Philip R. McLoughlin         Served since         45         Consultant, The Phoenix Companies, Inc. (2002-present). Director,
                               1997.                           PXRE Corporation (Delaware) (1985-present), World Trust Fund
  Chairman and President                                       (1991-present). Chairman (1997-2002), Director (1995-2002), Vice
  D.O.B. 10/23/46                                              Chairman (1995-1997) and Chief Executive Officer (1995-2002), Phoenix
                                                               Investment Partners, Ltd. Director, Executive Vice President and
                                                               Chief Investment Officer, The Phoenix Companies, Inc. (2001-2002).
                                                               Director (1994-2002) and Executive Vice President, Investments
                                                               (1988-2002), Phoenix Life Insurance Company. Director (1983-2002) and
                                                               Chairman (1995-2002), Phoenix Investment Counsel, Inc. Director
                                                               (1984-2002) and President (1990-2000), Phoenix Equity Planning
                                                               Corporation. Chairman and Chief Executive Officer, Phoenix/Zweig
                                                               Advisers LLC (1999-2002). Director and President, Phoenix Investment
                                                               Management Company (2001-2002). Director and Executive Vice
                                                               President, Phoenix Life and Annuity Company (1996-2002). Director and
                                                               Executive Vice President, PHL Variable Insurance Company (1995-2002).
                                                               Director, Phoenix National Trust Company (1996-2002). Director and
                                                               Vice President, PM Holdings, Inc. (1985-2002). Director, PHL
                                                               Associates, Inc. (1995-2002). Director (1992-2002) and President
                                                               (1992-1994), W.S. Griffith Securities, Inc.
------------------------------------------------------------------------------------------------------------------------------------

*  Ms. LaMarche is an "interested person," as defined in the Investment Company Act of 1940, by reason of her position as Director of The Phoenix Companies, Inc. and Phoenix Life Insurance Company.
** Mr. McLoughlin is an "interested person," as defined in the Investment Company Act of 1940, by reason of his relationship with
   The Phoenix Companies, Inc., and its affiliates.

------------------------------------------------------------------------------------------------------------------------------------
                                                NUMBER OF
      NAME, ADDRESS,                          PORTFOLIOS IN
      DATE OF BIRTH                            FUND COMPLEX                           PRINCIPAL OCCUPATION(S)
  AND POSITION(S) WITH           LENGTH OF     OVERSEEN BY                           DURING PAST 5 YEARS AND
          TRUST                 TIME SERVED      TRUSTEE                       OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
***James M. Oates              Served since         30         Chairman, Hudson Castle Group Inc. (formerly IBEX Capital Markets
   Hudson Castle Group Inc.    1997.                           Inc.) (financial services) (1997-present). Managing Director, Wydown
   c/o Northeast Investment                                    Group (consulting firm) (1994-present). Director, Investors Financial
   Management, Inc.                                            Service Corporation (1995-present), Investors Bank & Trust
   50 Congress Street,                                         Corporation (1995-present), Plymouth Rubber Co. (1995-present),
   Ste. 1000                                                   Stifel Financial (1996-present), Connecticut River Bancorp
   Boston, MA 02109                                            (1998-present), Connecticut River Bank (1998-present) and Trust
   D.O.B. 5/31/46                                              Company of New Hampshire (2002-present). Director and Treasurer,
                                                               Endowment for Health, Inc. (2000-present). Chairman, Emerson
                                                               Investment Management, Inc. (2000-present). Investment Committee, New
                                                               Hampshire Charitable Foundation (2001-present). Vice Chairman,
                                                               Massachusetts Housing Partnership (1998-1999). Director, Blue Cross
                                                               and Blue Shield of New Hampshire (1994-1999), AIB Govett Funds
                                                               (1991-2000), Command Systems, Inc. (1998-2000), Phoenix Investment
                                                               Partners, Ltd. (1995-2001) and 1Mind, Inc. (1999-2001).
------------------------------------------------------------------------------------------------------------------------------------

***  Mr. Oates is being  treated as an Interested Trustee due to certain relationships existing among Mr. Oates, Hudson Castle Group
     Inc. and The Phoenix Companies, Inc. and certain of its affiliates.

                                             OFFICERS OF THE TRUST WHO ARE NOT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
                                POSITION(S) HELD WITH
      NAME, ADDRESS              TRUST AND LENGTH OF                                PRINCIPAL OCCUPATION(S)
    AND DATE OF BIRTH                TIME SERVED                                     DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
  William R. Moyer             Executive Vice President        Executive Vice President and Chief Financial Officer (1999-present),
  D.O.B. 8/16/44               since 1997.                     Senior Vice President and Chief Financial Officer (1995-1999),
                                                               Phoenix Investment Partners, Ltd. Director (1998-present), Senior
                                                               Vice President, Finance (1990-present), Chief Financial Officer
                                                               (1996-present), and Treasurer (1998-present), Phoenix Equity Planning
                                                               Corporation. Director (1998-present), Senior Vice President
                                                               (1990-present), Chief Financial Officer (1996-present) and Treasurer
                                                               (1994-present), Phoenix Investment Counsel, Inc. Senior Vice
                                                               President and Chief Financial Officer, Duff & Phelps Investment
                                                               Management Co. (1996-present). Executive Vice President, Phoenix Fund
                                                               Complex (1990-present).
------------------------------------------------------------------------------------------------------------------------------------
  John F. Sharry               Executive Vice President        President, Private Client Group (1999-present), Executive Vice
  D.O.B. 3/28/52               since 1998.                     President, Retail Division (1997-1999), Phoenix Investment Partners,
                                                               Ltd. President, Private Client Group, Phoenix Equity Planning
                                                               Corporation (2000-present). Executive Vice President, Phoenix Fund
                                                               Complex (1998-present).
------------------------------------------------------------------------------------------------------------------------------------
  Robert S. Driessen           Vice President since 1999.      Vice President and Compliance Officer, Phoenix Investment Partners,
  One American Row                                             Ltd. (1999-present). Vice President and Compliance Officer, Phoenix
  Hartford, CT 06102                                           Investment Counsel, Inc. (1999-2003). Vice President (1999-present),
  D.O.B. 10/12/47                                              Anti-Money Laundering Officer (2003-present) Phoenix Fund Complex.
                                                               Compliance Officer (2000-present) and Associate Compliance Officer
                                                               (1999), PXP Securities Corp. Vice President, Risk Management Liaison,
                                                               Bank of America (1996-1999). Vice President, Securities Compliance,
                                                               The Prudential Insurance Company of America (1993-1996). Branch
                                                               Chief/Financial Analyst, Securities and Exchange Commission, Division
                                                               of Investment Management (1972-1993).
------------------------------------------------------------------------------------------------------------------------------------
  Nancy G. Curtiss             Treasurer since 1997.           Vice President, Fund Accounting, Phoenix Equity Planning Corporation
  D.O.B. 11/24/52                                              (1994-present). Treasurer, Phoenix Fund Complex (1994-present).
------------------------------------------------------------------------------------------------------------------------------------
  Richard J. Wirth             Secretary since 2002.           Vice President and Insurance and Investment Products Counsel
  One American Row                                             (2002-present), Counsel (1993-2002), Phoenix Life Insurance Company.
  Hartford, CT 06102                                           Secretary (2002-present), Chief Legal Officer (2003-present) Phoenix
  D.O.B. 11/14/58                                              Fund Complex.
------------------------------------------------------------------------------------------------------------------------------------

PHOENIX EQUITY SERIES FUND
101 Munson Street
Greenfield, Massachusetts 01301


TRUSTEES
E. Virgil Conway
Harry Dalzell-Payne
Francis E. Jeffries
Leroy Keith, Jr.
Marilyn E. LaMarche
Philip R. McLoughlin
Geraldine M. McNamara
Everett L. Morris
James M. Oates
Richard E. Segerson
Lowell P. Weicker, Jr.

OFFICERS
Philip R. McLoughlin, Chairman and President
William R. Moyer, Executive Vice President
John F. Sharry, Executive Vice President
Robert S. Driessen, Vice President
Nancy G. Curtiss, Treasurer
Richard J. Wirth, Secretary

INVESTMENT ADVISER
Phoenix Investment Counsel, Inc.
56 Prospect Street
Hartford, Connecticut 06115-0480

PRINCIPAL UNDERWRITER
Phoenix Equity Planning Corporation
56 Prospect Street
Hartford, Connecticut 06115-0480

CUSTODIAN
State Street Bank and Trust Company
P.O. Box 351
Boston, Massachusetts 02101

TRANSFER AGENT
Phoenix Equity Planning Corporation
56 Prospect Street
Hartford, Connecticut 06115-0480

INDEPENDENT AUDITORS
PricewaterhouseCoopers LLP
160 Federal Street
Boston, Massachusetts 02110

HOW TO CONTACT US
Mutual Fund Services                         1-800-243-1574
Advisor Consulting Group                     1-800-243-4361
Text Telephone                               1-800-243-1926
Web site                             PHOENIXINVESTMENTS.COM


--------------------------------------------------------------------------------
IMPORTANT NOTICE TO SHAREHOLDERS
The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.
--------------------------------------------------------------------------------

                 (This page has been left blank intentionally.)

                 (This page has been left blank intentionally.)

                 (This page has been left blank intentionally.)

                                                                ----------------
                                                                   PRESORTED
                                                                   STANDARD
                                                                     U.S.
                                                                   POSTAGE
                                                                     PAID
                                                                Louisville, KY
                                                                Permit No. 1051
                                                                ----------------

PHOENIX EQUITY PLANNING CORPORATION
P.O. Box 150480
Hartford, CT 06115-0480

(LOGO)
PHOENIX
INVESTMENT PARTNERS, LTD.
A MEMBER OF THE PHOENIX COMPANIES, INC.
[GRAPHIC OMITTED]


For more information about Phoenix mutual funds, please call your financial representative or contact us at 1-800-243-4361 or PHOENIXINVESTMENTS.COM.

PXP 213 (10/03)


ITEM 2. CODE OF ETHICS.

    (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

    (b) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

    (c) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

    (a) As of the end of the period covered by the report, the Board of Trustees of the Fund has determined that E. Virgil Conway and Everett L. Morris possess the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an "audit committee financial expert". Mr. Conway and Mr. Morris are "independent" trustees pursuant to paragraph
        (a) (2) of Item 3 to form N-CSR.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 8. [RESERVED]


ITEM 9. CONTROLS AND PROCEDURES.

    (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

    (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 10. EXHIBITS.

  (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

  (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

  (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)               PHOENIX EQUITY SERIES FUND
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By (Signature and Title)*   /s/PHILIP R. MCLOUGHLIN
                         -------------------------------------------------------
                            Philip R. McLoughlin, Chairman
                            (principal executive officer)

Date November 4, 2003
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Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*   /s/PHILIP R. MCLOUGHLIN
                         -------------------------------------------------------
                            Philip R. McLoughlin, Chairman
                            (principal executive officer)

Date November 4, 2003
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By (Signature and Title)*   /s/NANCY G. CURTISS
                         -------------------------------------------------------
                            Nancy G. Curtiss, Treasurer
                            (principal financial officer)

Date November 4, 2003
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* Print the name and title of each signing officer under his or her signature.